DEBT (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Summary of outstanding PPP and other governmental loans

	As of December 31,
	2022	2021
HASCAP	$179	$198
CEBA	52	55
PPP	—	2,000
Total PPP and other governmental loans	$231	$2,253
Less: current portion of PPP and other governmental loans	(72)	(338)
Total PPP and other governmental loans, net of current portion	$159	$1,915

Schedule of outstanding loan arrangements

The following table summarizes the Company’s outstanding borrowing arrangements, excluding PPP and other governmental loans

	As of December 31,
	2022	2021
TCW Credit Agreement	$106,250	$150,000
Cumulative PIK interest for TCW Credit Agreement(1)	46,518	36,858
GDS Obligation	—	298
Others	14	—
Total outstanding principal balance	$152,782	$187,156
Less: Unamortized debt issuance costs and discounts	(18,386)	(13,923)
Total debt	$134,396	$173,233
Less: Current portion of long term debt	(7,514)	(11,063)
Long term debt, net of current portion	$126,882	$162,170

The following table sets forth the total interest expense recognized related to the loans payable to lenders and other payment obligations mentioned above.

	Year ended December 31,
	2022	2021
Cash interest expense	$10,903	$6,587
Payment in kind interest, net(2)	9,036	14,582
LOC commitment charges	152	153
Amortization of debt issuance costs	6,563	2,361
	$26,654	$23,683
(1)	Includes paid in kind amendment fee of $1,754.
(2)	Represents Payment in Kind Interest for the Company’s outstanding TCW Loan net of the reclass of interest expense related to capitalized software development amounting to $623 and $358 in 2022 and 2021 respectively.

Schedule of maturities of borrowing arrangements, PPP loans and other government loans

The future maturities of the Company’s borrowing arrangements, PPP loans and other government loans are as follows:

	Borrowing	PPP and Other
Year ending December 31,	Arrangements	Governmental Loans
2023	$7,514	$72
2024	145,268	20
2025	—	20
2026	—	21
2027	—	21
Thereafter	—	77
	152,782	231
Less: Loan origination fees	(18,386)	—
	$134,396	$231